Income Taxes (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Line Items]
Income taxes rate	8.25%	8.25%	8.25%
Income tax rate	25.00%
Preferential tax rate percentage	15.00%
Income tax reduction	50.00%
Provision for income taxes, Percentage	25.00%	25.00%	25.00%
Dividend payment percentage	10.00%
Reduced tax rate percentage	5.00%
Dividend distribution withholding tax rate	5.00%
Income taxes, Description	According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of income taxes is due to computational errors made by the taxpayer. The statute of limitations will be extended to five years under special circumstances, which are not clearly defined, but an underpayment of income tax liability exceeding RMB100 is specifically listed as a special circumstance. In the case of a transfer pricing related adjustment, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion. During the current year, the Group reversed transfer pricing related uncertain tax position amounting to RMB3,963 when its statute of limitation expired in 2023.
Valuation allowance (in Yuan Renminbi)	¥ 81,340	¥ 78,627
Operating loss carry-forwards (in Yuan Renminbi)	468,715	385,155
Tax loss carried forward expired and cancelled (in Yuan Renminbi)	44,091	18,349	¥ 8,314
PRC income taxes payable without tax exemption amount (in Yuan Renminbi)	¥ 9,956	12,671	13,523
Dividend paid, Description	If the entities were to be non-resident for PRC tax purposes, dividends paid to it out of profits earned after January 1, 2008 would be subject to a withholding tax. In the case of dividends paid by PRC subsidiaries, the withholding tax would be 10%, whereas in the case of dividends paid by PRC subsidiaries which are 25% or more directly owned by tax residents in the Hong Kong Special Administrative Region, the withholding tax would be 5%. The Group’s subsidiary, CNinsure Holdings Limited qualified as Hong Kong resident and was entitled to enjoy a 5% reduced tax rate under Bulletin [2018] No. 9 for the years ended December 31, 2021.
Undistributed earnings of Group's subsidiaries and VIEs (in Yuan Renminbi)	¥ 1,664,408	1,399,701
Undistributed earnings of deferred tax liability (in Yuan Renminbi)	83,220	69,985
Deferred income tax (in Yuan Renminbi)			¥ 10,349
Fanhua Lianxing Insurance Sales Co Ltd [Member]
Income Taxes [Line Items]
Preferential tax rate percentage	15.00%	15.00%	15.00%
Hong Kong [Member]
Income Taxes [Line Items]
Profits tax rate	16.50%
Prc [Member]
Income Taxes [Line Items]
Provision for income taxes, Percentage	25.00%
Dividend distribution withholding tax rate	5.00%	5.00%	5.00%
Basic net profit per share (in Yuan Renminbi per share)	¥ 0.01	¥ 0.01	¥ 0.01
Diluted net profit per share (in Yuan Renminbi per share)	¥ 0.01	¥ 0.01	¥ 0.01
Prc [Member] | Shenzhen Huazhong [Member]
Income Taxes [Line Items]
Provision for income taxes, Percentage			12.50%